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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3616

Madison Mosaic Income Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Mosaic Income Trust

Intermediate Income Fund

Portfolio of Investments -- September 30, 2007 (unaudited)

Credit Rating*
Moody's	S&P		Principal Amount	Market Value

		CORPORATE DEBT SECURITIES: 24.8% of net assets

		BANKS:
Aa2	AA	Wells Fargo & Co., 4.95%, 10/16/13	$100,000	$97,232

		CONSUMER DISCRETIONARY:
Aa2	AA	Wal-Mart Stores, Inc., 4.75%, 8/15/10	100,000	99,558

		FINANCIALS:
Aa3	AA-	Goldman Sachs, 5.75%, 10/1/16	100,000	99,129
Aa3	AA-	HSBC Finance Corp., 5.5%, 1/19/16	100,000	97,264
A1	AA-	International Lease Finance, 4.875%, 9/1/10	100,000	99,385

		HEALTH CARE:
A3	A	UnitedHealth Group, 5%, 8/15/14	100,000	96,429

		INDUSTRIAL:
Baa3	BBB-	Lubrizol Corp., 4.625%, 10/1/09	75,000	74,422

		INSURANCE:
Baa3	BBB-	Markel Corp., 6.8%, 2/15/13	75,000	77,351

		TECHNOLOGY:
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	100,000	99,497

		TELECOMMUNICATIONS:
Baa2	BBB+	AT&T Broadband, 8.375%, 3/15/13	75,000	84,156
Baa1	A	Verizon New England, 6.5%, 9/15/11	75,000	77,784

		UTILITIES:
Baa2	BBB	Dominion Resources Inc., 5.7%, 9/17/12	75,000	75,344
A2	A-	Wisconsin Power & Light, 7.625%, 3/1/10	25,000	26,522

		TOTAL CORPORATE DEBT SECURITIES (Cost $1,106,921)		$1,104,073

		MORTGAGE BACKED SECURITIES: 38.5% of net assets
Aaa	AAA	Freddie Mac, Mortgage Pool #G11911, 5%, 2/1/21	203,461	199,523
Aaa	AAA	Freddie Mac, Mortgage Pool #A51727, 6%, 8/1/36	266,678	267,085
Aaa	AAA	Freddie Mac, Mortgage Pool #C02660, 6.5%, 11/1/36	172,026	175,171
Aaa	AAA	Fannie Mae, Mortgage Pool #725341, 5%, 2/1/19	79,389	78,050
Aaa	AAA	Fannie Mae, Mortgage Pool #745406, 6%, 3/1/21	145,766	148,045
Aaa	AAA	Fannie Mae, Mortgage Pool #837199, 5.5%, 3/1/21	145,357	145,065
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	34,585	35,426
Aaa	AAA	Fannie Mae, Mortgage Pool #745275, 5%, 2/1/36	153,648	146,826
Aaa	AAA	Fannie Mae, Mortgage Pool #902070, 6%, 12/1/36	141,216	141,474
Aaa	AAA	Fannie Mae, Mortgage Pool #903002, 6%, 12/1/36	142,394	142,653
Aaa	AAA	Fannie Mae, Mortgage Pool #905805, 6%, 12/1/36	238,881	234,061

		TOTAL MORTGAGE BACKED SECURITIES (Cost $1,724,120)		$1,713,379

		US GOVERNMENT & AGENCY OBLIGATIONS: 33.2% of net assets
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08	300,000	298,677
Aaa	AAA	Freddie Mac, 5.0%, 10/18/10	150,000	152,245
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	235,000	243,103
Aaa	AAA	US Treasury Note, 4.25%, 1/15/11	100,000	100,648
Aaa	AAA	US Treasury Note, 5.125%, 6/30/11	300,000	310,524
Aaa	AAA	US Treasury Note, 4.25%, 8/15/14	55,000	54,631
Aaa	AAA	US Treasury Note, 5.375%, 2/15/31	300,000	321,235

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,462,926)		$1,481,063

		REPURCHASE AGREEMENT: 2.9% of net assets
		With Morgan Stanley and Company issued 9/28/07 at 3.8%, due
		10/01/07, collateralized by $131,230 in United States Treasury Notes
		due 5/15/16. Proceeds at maturity are $128,041 (Cost $128,000).		$128,000

		TOTAL INVESTMENTS: 99.4% of net assets (Cost $4,421,967)		$4,426,515

		CASH AND RECEIVABLES LESS LIABILITIES: 0.6% of net assets		28,501

		NET ASSETS: 100.00%		$4,455,016

Madison Mosaic Income Trust

Government Fund

Portfolio of Investments - September 30, 2007 (unaudited)

Credit Rating*
Moody's	S&P		Principal Amount	Market Value

		US GOVERNMENT & AGENCY OBLIGATIONS: 97.1% of net assets

		US GOVERNMENT AGENCY NOTES:
Aaa	AAA	Federal Home Loan Bank, 4.1%, 6/13/08	$200,000	$199,118
Aaa	AAA	Fannie Mae, 6.625%, 11/15/10	105,000	111,676
Aaa	AAA	Fannie Mae, 6%, 5/15/11	100,000	105,082
Aaa	AAA	Fannie Mae, 6.125%, 3/15/12	100,000	106,191
Aaa	AAA	Freddie Mac, 5.125%, 10/15/08	250,000	251,760
Aaa	AAA	Freddie Mac, 5%, 10/18/10	155,000	157,320
Aaa	AAA	Freddie Mac, 5.5%, 9/15/11	300,000	310,345

		US TREASURY NOTES:
Aaa	AAA	US Treasury Notes, 4.75%, 11/15/08	175,000	176,504
Aaa	AAA	US Treasury Notes, 4%, 6/15/09	225,000	225,193
Aaa	AAA	US Treasury Notes, 4%, 3/15/10	125,000	125,107
Aaa	AAA	US Treasury Notes, 5.125%, 6/30/11	165,000	170,788
Aaa	AAA	US Treasury Notes, 4%, 11/15/12	250,000	247,969
Aaa	AAA	US Treasury Notes, 4.25%, 8/15/14	160,000	158,925
Aaa	AAA	US Treasury Notes, 4.5%, 2/15/16	75,000	75,035
Aaa	AAA	US Treasury Notes, 4.5%, 5/15/17	100,000	99,469

		MORTGAGE BACKED SECURITIES:
Aaa	AAA	Fannie Mae, Mortgage Pool #555345, 5.5%, 2/1/18	61,232	61,343
Aaa	AAA	Fannie Mae, Mortgage Pool #555545, 5.0%, 6/1/18	102,544	100,815
Aaa	AAA	Fannie Mae, Mortgage Pool #636758, 6.5%, 5/1/32	25,939	26,570
Aaa	AAA	Fannie Mae, Mortgage Pool #254346, 6.5%, 6/1/32	23,163	23,726
Aaa	AAA	Fannie Mae, Mortgage Pool #254405, 6%, 8/1/32	45,072	45,344
Aaa	AAA	Freddie Mac, Mortgage Pool #E57247, 6.5%, 3/1/09	9,089	9,209
Aaa	AAA	Freddie Mac, Mortgage Pool #E90778, 5.5%, 8/1/17	48,260	48,277
Aaa	AAA	Freddie Mac, Mortgage Pool #C01364, 6.5%, 6/1/32	26,113	26,739
Aaa	AAA	Government National Mortgage Association, Mortgage Pool #2483, 7.0%, 9/20/27	13,194	13,800

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,868,232)		$2,876,305

		REPURCHASE AGREEMENT: 2.0% of net assets
		With Morgan Stanley and Company issued 9/28/07 at 3.8%, due
		10/1/07, collateralized by $62,539 in United States Treasury Notes
		due 5/15/16. Proceeds at maturity are $61,019 (Cost $61,000).		$61,000

		TOTAL INVESTMENTS: 99.1% of net assets (Cost $2,929,232)		$2,937,305

		CASH AND RECEIVABLES LESS LIABILITIES: 0.9% of net assets		25,443

		NET ASSETS: 100.00%		$2,962,748

Madison Mosaic Income Trust

Institutional Bond Fund

Portfolio of Investments - September 30, 2007 (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody's	S&P

		CORPORATE DEBT SECURITIES: 41.3% of net assets

		BANKS
Aa1	AA	Bank of America, 4.875%, 9/15/12	$150,000	$146,957

		COMPUTERS & PERIPHERAL:
A3	A-	Hewlett-Packard Co., 5.25%, 3/1/12	150,000	150,783
A1	A+	IBM Corp, 4.75%, 11/29/12	150,000	147,746

		CONSUMER DISCRETIONARY:
A1	A+	Target Corp., 5.875%, 3/1/12	175,000	179,357
Aa2	AA	Wal-Mart Stores, Inc., 4.55%, 5/1/13	150,000	144,738

		ENERGY:
A1	A-	Conoco Funding Co., 6.35%, 10/15/11	150,000	156,505
Aa2	AA	Texaco Capital Inc., 5.5%, 1/15/09	150,000	151,009

		FINANCIALS:
A1	A+	American Express, 4.75%, 6/17/09	175,000	174,540
A2	A	CIT Group Inc., 4.125%, 11/03/09	150,000	143,102
Aa1	AA	Citigroup Inc., 4.25%, 7/29/09	150,000	148,204
Aaa	AAA	General Electric Capital Corp., 4.25%, 6/15/12	150,000	143,955
Aa3	AA-	Goldman Sachs, 6.65%, 5/15/09	150,000	153,881
A1	AA-	International Lease Finance, 4.875%, 9/1/10	150,000	149,077
Aa3	AA-	Merrill Lynch & Co., Inc., 5.77%, 7/25/11	175,000	177,380
Aa3	A+	Morgan Stanley Co., 3.625%, 4/1/08	170,000	168,887

		TECHNOLOGY
A1	A+	Cisco Systems, Inc., 5.25%, 2/22/11	175,000	176,764

		UTILITIES:
A1	A+	National Rural Utilities, 4.75%, 3/1/14	125,000	118,987

		TOTAL CORPORATE DEBT SECURITIES (Cost $2,647,407)		$2,631,872

		US GOVERNMENT & AGENCY OBLIGATIONS: 53.4% of net assets
Aaa	AAA	Fannie Mae, 4.625%, 12/15/09	500,000	502,496
Aaa	AAA	Fannie Mae, 4.625%, 10/15/14	300,000	296,903
Aaa	AAA	Freddie Mac, 4.50%, 7/15/13	400,000	395,869
Aaa	AAA	US Treasury Notes, 3.625%, 1/15/10	700,000	694,860
Aaa	AAA	US Treasury Notes, 4.5%, 2/28/11	350,000	355,004
Aaa	AAA	US Treasury Notes, 4.875%, 2/15/12	200,000	206,031
Aaa	AAA	US Treasury Notes, 4.0%, 11/15/12	500,000	495,938
Aaa	AAA	US Treasury Notes, 4.25%, 8/15/14	115,000	114,227
Aaa	AAA	US Treasury Notes, 4.5%, 2/15/16	350,000	350,164

		TOTAL US GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,356,935)		$3,411,492

		REPURCHASE AGREEMENT: 4.3% of net assets
		With Morgan Stanley and Company issued 9/28/07 at 3.8%, due
		10/01/07, collateralized by $281,938 in United States Treasury Notes
		due 5/15/16. Proceeds at maturity are $275,087 (Cost $275,000).		$275,000

		TOTAL INVESTMENTS: 99.0% of net assets (Cost $6,279,342)		$6,318,364

		CASH AND RECEIVABLES LESS LIABILITIES: 1.0% of net assets		63,444

		NET ASSETS: 100.00%		$6,381,808

Madison Mosaic Income Trust

COINS Fund

Portfolio of Investments - September 30, 2007 (unaudited)

Credit Rating*
Moody's	S&P		Principal Amount	Market Value

		CORPORATE DEBT SECURITIES: 96.8% of net assets

		BANKS:
Aa2	AA-	Bank of America, 4.875%, 9/15/12	$15,000	$14,696
A1	A+	Bank One Corp., 7.875%, 8/1/10	15,000	16,059
Aa3	A+	Wachovia Corp., 3.625%, 2/17/09	15,000	14,731
Aa2	AA-	Wells Fargo & Co., 4.95%, 10/16/13	15,000	14,585

		CHEMICALS:
A2	A	DuPont, 4.75%, 11/15/12	15,000	14,678

		COMPUTERS & PERIPHERAL:
A2	A	Hewlett-Packard Co., 5.25%, 3/1/12	15,000	15,078
A1	A+	IBM Corp., 4.75%, 11/29/12	15,000	14,775

		CONSUMER DISCRETIONARY:
Baa2	BBB+	Comcast Cable, 5.9%, 3/15/16	10,000	9,964
A2	A	Costco Wholesale Corp., 5.3%, 3/15/12	15,000	15,061
A1	A+	Lowe's Companies, Inc., 8.25%, 6/1/10	15,000	16,215
A1	A+	Target Corp., 7.5%, 8/15/10	15,000	15,977
Aa2	AA	Wal-Mart Stores Inc., 4.75%, 8/15/10	15,000	14,934
Baa2	BBB	YUM! Brands Inc., 7.7%, 7/1/12	10,000	10,848

		CONSUMER STAPLES:
AA3	A+	Bottling Group LLC, 4.625%, 11/15/12	15,000	14,701
A2	A	Coca Cola Enterprises, 4.375%, 9/15/09	15,000	14,873
A3	BBB+	Kellogg Co., 6.6%, 4/1/11	10,000	10,446
A2	A+	Kimberly-Clark, 6.125%, 8/1/17	10,000	10,319
Baa2	A-	Kraft Foods Inc., 6.5%, 8/11/17	10,000	10,348
AA3	AA-	Proctor & Gamble Co., 4.95%, 8.15/14	15,000	14,757

		ENERGY:
A1	A-	Conoco Funding Co., 6.35%, 10/15/11	15,000	15,651
Baa3	BBB-	Valero Energy Corp., 6.875%, 4/15/12	10,000	10,548

		FINANCIALS:
A1	A+	American Express, 4.875%, 7/15/13	15,000	14,446
A2	A	CIT Group Inc., 4.125%, 11/3/09	15,000	14,310
Aa1	AA	Citigroup Inc., 4.25%, 7/29/09	15,000	14,820
Aaa	AAA	General Electric Capital Corp., 5.4%, 2/15/17	15,000	14,750
Aa3	AA-	Goldman Sachs, 6.65%, 5/15/09	15,000	15,388
Aa3	AA-	Household Finance Co., 6.375%, 10/15/11	15,000	15,505
A1	AA-	International Lease Finance, 4.845%, 9/1/10	15,000	14,908
Aa3	AA	Merrill Lynch & Co., Inc., 6.4%, 8/28/07	15,000	15,505
Aa3	A+	Morgan Stanley & Co., 4.25%, 5/15/10	15,000	14,676

		LEISURE & TOURISM:
A3	A-	Walt Disney Co., 5.7%, 7/15/11	15,000	15,227

		HEALTH CARE:
A1	AA	Abbott Laboratories, 5.875%, 5/15/16	15,000	15,160
Aa3	AA	Eli Lilly & Co., 6.0%, 3/15/12	15,000	15,586
A3	A	UnitedHealth Group, 5.0%, 8/15/14	15,000	14,464
Baa1	BBB+	Wellpoint Inc., 5.0%, 1/15/11	10,000	9,917

		INSURANCE:
A1	A+	Allstate Corp., 7.2%, 12/1/09	15,000	15,700
Aaa	AAA	Berkshire Hathaway Inc., 4.85%, 1/15/15	15,000	14,420

		TECHNOLOGY:
A1	A+	Cisco Systems, Inc., 5.5%, 2/22/16	15,000	14,924
Baa2	BBB-	Intuit Inc., 5.4%, 3/15/12	10,000	9,959

		TELECOMMUNICATIONS:
A2	A	Bellsouth Corp., 6.0%, 10/15/11	15,000	15,381
Baa1	A	Verizon New England, 6.5%, 9/15/11	10,000	10,371

		UTILITIES:
Baa2	BBB	Dominion Resources, 5.7%, 9/17/12	10,000	10,046
A1	A+	National Rural Utilities, 4.75%, 3/1/14	15,000	14,278

		TOTAL CORPORATE DEBT SECURITIES (Cost $593,066)		$598,985

		REPURCHASE AGREEMENT: 1.9% of net assets
		With Morgan Stanley and Company issued 9/28/07 at 3.8%, due
		10/01/07, collateralized by $12,303 in United States Treasury Notes
		due 5/15/16. Proceeds at maturity are $12,004 (Cost $12,000).		$12,000

		TOTAL INVESTMENTS: 98.7% of net assets (Cost $605,066)		$610,985

		CASH AND RECEIVABLES LESS LIABILITIES: 1.3% of net assets		8,246

		NET ASSETS: 100.00%		$619,231

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Income Trust

By: (signature)

W. Richard Mason, Secretary

Date: October 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  October 25, 2007

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: October 25, 2007